Property, Plant and Equipment - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Impairments	[1]	$ 515,458	$ 5,125	$ 49,920
Property, plant and equipment	[2]	6,556,778	6,248,577
Natural Gas Processing Plant [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment			4,600
Western Gas Partners, LP [Member]
Property, Plant and Equipment [Line Items]
Unguaranteed residual value				4,600
Western Gas Partners, LP [Member] | Delaware Basin Midstream Complex [Member]
Property, Plant and Equipment [Line Items]
Loss on property from damages		68,800
Western Gas Partners, LP [Member] | Red Desert Complex [Member]
Property, Plant and Equipment [Line Items]
Impairments		280,200
Western Gas Partners, LP [Member] | Red Desert Complex [Member] | Fair Value Measurements Nonrecurring [Member] | Level 3 Inputs [Member] | Income Approach Valuation Technique [Member]
Property, Plant and Equipment [Line Items]
Estimated salvage value		6,300
Western Gas Partners, LP [Member] | Hilight System [Member]
Property, Plant and Equipment [Line Items]
Impairments		220,900
Western Gas Partners, LP [Member] | Hilight System [Member] | Fair Value Measurements Nonrecurring [Member] | Level 3 Inputs [Member] | Income Approach Valuation Technique [Member]
Property, Plant and Equipment [Line Items]
Estimated fair value		28,800
Western Gas Partners, LP [Member] | Other [Member]
Property, Plant and Equipment [Line Items]
Impairments		14,400
Property, plant and equipment		$ 25,853	22,395
Western Gas Partners, LP [Member] | Equipment [Member] | Fair Value Measurements Nonrecurring [Member] | Level 3 Inputs [Member] | Income Approach Valuation Technique [Member]
Property, Plant and Equipment [Line Items]
Estimated salvage value			$ 2,400
Western Gas Partners, LP [Member] | Springfield Oil And Gas Gathering System [Member]
Property, Plant and Equipment [Line Items]
Impairments				48,700
Western Gas Partners, LP [Member] | Springfield Oil And Gas Gathering System [Member] | Fair Value Measurements Nonrecurring [Member] | Level 3 Inputs [Member] | Income Approach Valuation Technique [Member]
Property, Plant and Equipment [Line Items]
Estimated fair value				$ 14,400

[1]	Financial information for the year ended December 31, 2015, has been recast to include the financial position and results attributable to the Springfield system, and the financial information for the years ended December 31, 2014 and 2013, has been recast to include the financial position and results attributable to the Springfield and DBJV systems. See Note 1 and Note 2.
[2]	Financial information as of December 31, 2015, has been recast to include the financial position and results attributable to the Springfield system, and the financial information as of December 31, 2014, has been recast to include the financial position and results attributable to the Springfield and DBJV systems. See Note 1 and Note 2.